Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Supplement [Text Block]	ddmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic High Yield Tax-Free Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as % of offering price	2.50

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.44
Distribution/service (12b-1) fees	0.25
Interest expense	0.04
Other expenses1	0.30
Total other expenses	0.34
Total annual fund operating expenses	1.03
Fee waiver/expense reimbursement	0.14
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89

[1] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.85% for Class T shares. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$339	$556	$791	$1,466

DWS Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ddmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic High Yield Tax-Free Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as % of offering price	2.50

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.44
Distribution/service (12b-1) fees	0.25
Interest expense	0.04
Other expenses1	0.30
Total other expenses	0.34
Total annual fund operating expenses	1.03
Fee waiver/expense reimbursement	0.14
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89

[1] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.85% for Class T shares. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$339	$556	$791	$1,466

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.85% for Class T shares. The agreement may only be terminated with the consent of the fund's Board.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	 <sup>1</sup> "Other expenses" for Class T are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
DWS Strategic High Yield Tax-Free Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest expense	rr_Component1OtherExpensesOverAssets	0.04%
Other expenses	rr_Component3OtherExpensesOverAssets	0.30%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 339
3 Years	rr_ExpenseExampleYear03	556
5 Years	rr_ExpenseExampleYear05	791
10 Years	rr_ExpenseExampleYear10	$ 1,466

[1]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.